UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 11.8%
AGL Energy Ltd.	375,238	$4,223,140
AMP Ltd.	763,866	3,000,148
Australia & New Zealand Banking Group Ltd.	151,965	2,903,462
BHP Billiton PLC	90,529	1,429,842
Commonwealth Bank of Australia	62,709	3,218,761
Incitec Pivot Ltd.	964,858	2,659,381
Lend Lease Group (a)	172,895	1,530,668
Macquarie Group Ltd.	22,862	1,239,008
Newcrest Mining Ltd. (b)	144,203	1,297,650
QBE Insurance Group Ltd.	462,574	4,212,565
Ramsay Health Care Ltd.	37,899	1,563,104
Slater & Gordon Ltd. (c)	1,010,890	2,102,200
Spotless Group Holdings Ltd.	1,228,300	1,861,239

		31,241,168
China — 10.6%
Agricultural Bank of China Ltd., Class H	7,441,000	2,826,046
Alibaba Group Holding Ltd. — SP ADR (b)	31,368	1,849,771
China Construction Bank Corp., Class H	3,568,000	2,381,040
China Pacific Insurance Group Co., Ltd.	634,200	2,365,786
China Unicom Hong Kong Ltd.	3,288,000	4,182,954
Chongqing Rural Commercial Bank, Class H	2,030,000	1,154,165
Li Ning Co., Ltd. (b)	4,524,582	1,971,369
Ping An Insurance Group Co. of China Ltd., Class H	1,222,000	6,106,313
Tencent Holdings Ltd.	157,500	2,654,913
WuXi PharmaTech Cayman, Inc. — ADR (b)	54,937	2,373,828

		27,866,185
Hong Kong — 7.2%
AIA Group Ltd.	804,800	4,185,560
China Resources Land Ltd.	1,205,333	2,846,173
CK Hutchison Holdings Ltd.	238,240	3,098,939
Cowell e Holdings, Inc. (b)	1,690,000	878,856
Power Assets Holdings Ltd.	346,000	3,274,150
Sands China Ltd.	529,200	1,607,423
Techtronic Industries Co.	810,500	3,021,588

		18,912,689
India — 7.7%
Axis Bank Ltd.	169,348	1,284,287
Bharti Infratel Ltd.	330,707	1,791,930
Coal India Ltd.	450,208	2,251,580
Glenmark Pharmaceuticals Ltd.	120,437	1,928,226
Hero MotoCorp Ltd.	111,708	4,086,584
Indiabulls Housing Finance Ltd.	321,691	3,902,788
JSW Energy Ltd.	1,406,242	2,020,759

Common Stocks	Shares	Value
India (continued)
Suzlon Energy Ltd. (b)	2,130,507	$680,337
UPL Ltd.	352,503	2,470,374

		20,416,865
Indonesia — 0.5%
Perusahaan Gas Negara Persero Tbk PT	7,810,800	1,351,583
Japan — 38.9%
Calbee, Inc.	54,700	1,770,091
Dai-ichi Life Insurance Co. Ltd.	208,800	3,324,063
Denki Kagaku Kogyo KK	894,000	3,527,638
Denso Corp.	21,100	893,772
FANUC Corp.	8,100	1,246,093
Gulliver International Co. Ltd. (c)	200,600	1,837,338
Hitachi Ltd.	565,000	2,851,005
Japan Tobacco, Inc.	51,600	1,600,641
JX Holdings, Inc.	975,400	3,522,089
Kansai Electric Power Co., Inc. (b)	347,600	3,864,346
Kawasaki Kisen Kaisha Ltd.	1,330,000	2,924,203
KDDI Corp.	113,200	2,533,767
Mitsubishi Electric Corp.	256,000	2,345,097
Mitsubishi Estate Co. Ltd.	138,000	2,818,996
Mitsubishi UFJ Financial Group, Inc.	1,280,300	7,735,878
MS&AD Insurance Group Holdings	171,400	4,598,636
Namco Bandai Holdings, Inc.	186,800	4,335,386
NEC Corp.	1,020,000	3,140,384
NGK Insulators Ltd.	144,000	2,755,497
Nippon Shokubai Co. Ltd.	56,800	3,862,628
Nippon Steel & Sumitomo Metal Corp.	91,800	1,672,847
NSK Ltd.	20,100	194,830
ORIX Corp.	499,200	6,439,348
Recruit Holdings Co. Ltd.	99,053	2,970,034
Ryohin Keikaku Co. Ltd.	16,600	3,379,904
SCSK Corp.	116,300	4,365,956
Sekisui Chemical Co. Ltd.	18,000	189,459
Shionogi & Co. Ltd.	49,400	1,770,750
Sumitomo Mitsui Financial Group, Inc.	252,800	9,586,247
Takashimaya Co. Ltd.	399,000	3,223,869
Toyota Motor Corp.	125,500	7,347,764

		102,628,556
New Zealand — 0.5%
Contact Energy Ltd.	442,962	1,405,716
Singapore — 0.8%
Global Logistic Properties Ltd.	1,438,100	2,067,565
South Korea — 7.2%
Hana Financial Group, Inc.	3,947	88,185
LG Corp.	51,697	2,661,627

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Common Stocks	Shares	Value
South Korea (continued)
LG Household & Health Care Ltd.	5,442	$3,938,315
Samsung Electronics Co. Ltd.	5,739	5,506,302
Shinhan Financial Group Co. Ltd.	98,235	3,435,476
SK Hynix, Inc.	117,322	3,346,082

		18,975,987
Taiwan — 4.4%
Casetek Holdings Ltd.	254,000	1,086,111
Cathay Financial Holding Co. Ltd.	2,093,250	2,867,017
Hon Hai Precision Industry Co. Ltd.	1,768,452	4,619,990
Phison Electronics Corp.	185,000	1,168,835
Silicon Motion Technology Corp. — ADR	66,761	1,823,243

		11,565,196
United Kingdom — 1.0%
HSBC Holdings PLC	340,400	2,556,051
Total Common Stocks - 90.6%		238,987,561

Participation Notes
South Korea — 1.3%
Citigroup Global Markets Holdings, Inc. (Shinhan Financial Group Co. Ltd.), due 1/15/16 (b)	64,932	2,267,936
Deutsche Bank AG London (Hana Financial Group, Inc.), due 11/18/19 (b)	52,930	1,178,902
Total Participation Notes - 1.3%		3,446,838

Preferred Securities
Preferred Stock		Shares	Value
China — 0.5%
Xiaoju Kuaizhi, Inc., Series A-17, 0.00% (Acquired 7/28/15, cost $1,202,337) (d)		43,839	$1,202,337
Total Long-Term Investments (Cost — $238,079,916) — 92.4%			243,636,736

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		19,569,725	19,569,725

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (e)(f)(g)	USD	3,232	3,232,040
Total Short-Term Securities (Cost — $22,801,765) — 8.6%			22,801,765
Total Investments (Cost — $260,881,681*) — 101.0%			266,438,501
Liabilities in Excess of Other Assets — (1.0)%			(2,642,268)

Net Assets — 100.0%			$263,796,233

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$263,401,359

Gross unrealized appreciation	$26,503,693
Gross unrealized depreciation	(23,466,551)

Net unrealized appreciation	$3,037,142

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $1,202,337 and an original cost of $1,202,337 which was 0.50% of its net assets.

2	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

(e)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,309,144	16,260,581	19,569,725	$4,369
BlackRock Liquidity Series, LLC, Money Market Series	$1,418,700	$1,813,340	$3,232,040	$23,896	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$31,241,168	—	$31,241,168
China	$4,223,599	23,642,586	—	27,866,185
Hong Kong	—	18,912,689	—	18,912,689
India	—	20,416,865	—	20,416,865
Indonesia	—	1,351,583	—	1,351,583
Japan	—	102,628,556	—	102,628,556
New Zealand	—	1,405,716	—	1,405,716
Singapore	—	2,067,565	—	2,067,565
South Korea	—	18,975,987	—	18,975,987
Taiwan	1,823,243	9,741,953	—	11,565,196
United Kingdom	—	2,556,051	—	2,556,051
Participation Notes	—	3,446,838	—	3,446,838
Preferred Securities	—	—	$1,202,337	1,202,337
Short-Term Securities:
Money Market Funds	19,569,725	3,232,040	—	22,801,765

Total	$25,616,567	$239,619,597	$1,202,337	$266,438,501

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	—	$6,517	—	$6,517
Liabilities:
Collateral on securities loaned at value	—	(3,232,040)	—	(3,232,040)

Total	—	$(3,225,523)	—	$(3,225,523)

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 [1]	Transfers Into of Level 2 [1]
Assets:
Investments:
Long-Term Investments:
Common Stocks
Japan	$(2,970,034)	$2,970,034
South Korea	(3,938,314)	3,938,314

Total	$(6,908,348)	$6,908,348

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 23, 2015